Rights of use of assets and lease liabilities (Details 3) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Rights of use of assets and lease liabilities
Lease liabilities interest	$ (1,946)	$ (2,419)	$ (2,341)
Results from short-term leases	(514)	(684)	(535)
Results from variable leases not recognized as lease liabilities	$ (6,166)	$ (3,099)	$ (3,388)